Note 6 - Financial Instruments and Risk Management (Details Textual) $ / shares in Units, $ in Millions					1 Months Ended		2 Months Ended	12 Months Ended	32 Months Ended
	Jan. 31, 2025 $ / shares shares	Jan. 17, 2025 $ / shares shares	Oct. 03, 2024	Feb. 17, 2022 kr / shares	Jan. 31, 2025 $ / shares shares	Feb. 29, 2024 $ / shares	Feb. 29, 2024 $ / shares	Dec. 31, 2025 USD ($)	Oct. 03, 2024	May 27, 2025 $ / shares	May 27, 2025 kr / shares	May 26, 2025 $ / shares	Jan. 16, 2025 kr / shares	Jun. 21, 2024 kr / shares	Jun. 20, 2024 $ / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Feb. 29, 2024 kr / shares	Dec. 18, 2023 $ / shares
Statement Line Items [Line Items]
Units issued, shares (in shares) | shares	3,997,361				3,997,361
Increase (decrease) in number of shares outstanding (in shares) | shares	199,868,050	19,660,139			199,868,050
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 2.71				$ 2.71
Class of warrant, term (Year)					5 years
Par value per share (in dollars per share) | (per share)		$ 0.25											kr 1
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			22,091	351,036					373,127
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				351,036
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercise price of warrants per (in dollars per share) | (per share)														kr 47.99	$ 7.07
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares																			$ 0.71
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercise price of warrants per (in dollars per share) | (per share)						$ 20	$ 20									kr 27.52	$ 4	kr 137.6
Class of warrant, term (Year)						5 years	5 years
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)	$ 2.71				$ 2.71					$ 19.15	kr 19.15	$ 2.71
Class of warrant, term (Year)					5 years
Warrant liabilities [member]
Statement Line Items [Line Items]
Adjustments for increase (decrease) in derivative financial liabilities								$ 1.2
Issues, fair value measurement, liabilities								3.9
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities								(0.8)
Gains (losses) on financial liabilities at amortised cost								(0.2)
Class of warrant or right exercised in period, value								$ 4.2
EIB warrants [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share) | kr / shares				kr 1